Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Equipment [Abstract]
Equipment
Equipment consists of office equipment, furniture and fittings.

(In US$ millions)	December 31, 2012	December 31, 2011
Cost	62	40
Accumulated depreciation	(22)	(15)
Net book value	40	25

Depreciation and amortization expense was $7 million, $16 million and $27 million for the years ended December 31, 2012, 2011 and 2010, respectively.